Consolidated Balance Sheets (Parentheticals) - USD ($) $ / shares in Thousands	Oct. 31, 2025	Oct. 31, 2024
Accounts Receivable, Allowance for Credit Loss, Current	$ 72,909	$ 92,125
Temporary Equity, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Temporary Equity, Shares Issued (in shares)	642,199	0
Temporary Equity, Shares Outstanding (in shares)	642,199	0
Preferred Stock, No Par Value (in dollars per share)	$ 0	$ 0
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Preferred Stock, Shares Outstanding (in shares)	0	0
Common Stock, No Par Value (in dollars per share)	$ 0	$ 0
Common Stock, Shares Authorized (in shares)	50,000,000	50,000,000
Common Stock, Shares, Issued (in shares)	8,227,871	8,220,344
Common Stock, Shares, Outstanding (in shares)	8,227,871	8,220,344